Transactions with related parties	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Transactions with related parties

3.Transactions with related parties

a)Diana Wilhelmsen Management Limited, or DWM: On November 29, 2021 the Company appointed DWM to provide management services to the vessels of the Company’s fleet pursuant to a management agreement, under which each of the vessel-owning subsidiaries pays, for each vessel, an aggregate of 1.25% on hire and on freight of the vessel’s gross income per month, plus either (i) $20,000 for each month that the vessel is employed or available for employment or (ii) $10,000 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. Under the addenda on the management agreements, dated on March 1, 2022, the fixed monthly management fee was amended to (i) $18,500 for each month that the vessel is employed or available for employment or (ii) $9,250 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. The management agreements, as amended, may be terminated by either party on three months’ prior written notice. DWM is deemed a related party to the Company on the basis that, members of the Company’s management and board of directors also act as board of directors’ members at DWM. Management fees paid to DWM for the six month period ended June, 2022 and for the period from inception (April 15, 2021) through June 30, 2021, amounted to $444 and nil, respectively. Of the management fees paid to DWM for the six month period ended June 30, 2022, $342 and $102, are included in “Management fees to related parties” and “Voyage expenses”, respectively, in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2022 and December 31, 2021 there was an amount of and $2 and $6 due to DWM, respectively, included in “Due to related parties” in the accompanying consolidated balance sheets.

b)Steamship Shipbroking Enterprises Inc. or Steamship: On November 29, 2021 the Company appointed Steamship to provide insurance, administrative and brokerage services pursuant to a management agreement for insurance-related services, an administrative services agreement, and a brokerage services agreement. Under each vessel-owning subsidiary’s management agreement for insurance-related services with Steamship, the vessel-owning subsidiary pays Steamship a fixed fee of either (i) $500 per month for each month that the vessel is employed or is available for employment or (ii) $250 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. These management agreements may be terminated by either party on three months prior written notice. Under the administrative services agreement entered between the Company and Steamship, the Company pays Steamship a monthly fee of $10,000. This agreement may be terminated by either party on 30 days prior written notice. Under the brokerage services agreement, the Company pays Steamship a fixed monthly fee of $95,000, plus 2.5% on the hire agreed per charter party for each vessel plus commission on the sale of vessels. This agreement may be terminated by either party at any time by prior written notice. Steamship is deemed a related party to the Company on the basis that, members of the Company’s management and board of directors also act as board of directors’ members at Steamship. For the six month period ended June 30, 2022 and for the period from inception (April 15, 2021) through June 30, 2021, insurance and administrative management fees amounted to $70 and nil, respectively, and are included in “Management fees to related parties” in the accompanying unaudited interim consolidated statements of operations. For the six month period ended June 30, 2022 and for the period from inception (April 15, 2021) through June 30, 2021, brokerage fees amounted to $774 and nil, respectively. Of the brokerage fees paid to Steamship for the six month period ended June 30, 2022, $570 are included in “General and administrative expenses” and $204 in “Voyage Expenses” in the accompanying unaudited interim consolidated statements of operations. As of June 30, 2022 and December 31, 2021, there was an amount of $155 and $33, respectively, due to Steamship, included in “Due to related parties” in the accompanying consolidated balance sheets.

c)Diana Shipping Inc., or DSI: On November 29, 2021, the Company completed its Spin-Off from DSI. In connection with the Spin-Off, DSI contributed to the Company the three vessel-owning subsidiaries discussed in Note 1 above, together with $1,000 in working capital, whereas as of the same date, shareholders of DSI received one of the Company’s common shares for every ten shares of DSI’s common stock owned at the close of business on November 3, 2021 (i.e., 8,820,240 shares). DSI also received 500,000 of the Company’s Series B Preferred stock (the “Series B Preferred Stock”) and 10,000 of the Company’s Series C Convertible Preferred Stock (the “Series C Preferred Stock”). DSI did not distribute the Series B Preferred Stock or the Series C Preferred Stock to its shareholders in connection with the Spin-Off and the Series B and Series C Preferred Stock are non-transferable. The transaction was approved unanimously by the Board of Directors of the Company.

Pursuant to the Contribution and Conveyance agreement dated on November 8, 2021, as amended and restated on November 17, 2021, entered between the Company and DSI, DSI has indemnified the Company and the three vessel-owning subsidiaries discussed in Note 1 above for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the

Company’s vessels prior to the effective date of the Spin-Off (November 29, 2021). Additionally, pursuant to a Right of First Refusal agreement entered with DSI, dated November 8, 2021, the Company has been granted a right of first refusal over six identified drybulk carriers owned by DSI, effective as of the consummation of the Spin-Off. According to this right of first refusal, the Company has the right, but not the obligation, to purchase one or all of the six identified vessels when and if DSI determines to sell the vessels at fair market value at the time of sale. Pursuant to this right of first refusal, the Company, through one newly wholly-owned subsidiary, entered on June 13, 2022 into a Memorandum of Agreement with DSI, to acquire the Capesize M/V Baltimore. (Note 4 and 9(d)). Furthermore, the Company as of November 2, 2021, has entered into a Non-Competition agreement with DSI pursuant to which DSI has agreed not to compete with the Company for vessel acquisition or chartering opportunities to the extent that such acquisition or chartering opportunities are suitable for the Company or one of the Company’s vessels.

The Spin-Off was accounted for at fair values. The aggregate fair value of $46,040 of the three vessels contributed to the Company on November 29, 2021, was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age at the specific dates (Note 4). The fair value of other assets contributed to the Company, mainly comprising from lubricating oils and bunkers, approximated their respective carrying value. Series B preferred Stock, which has no economic interest, is recorded at par amounting to $5 and Series C preferred Stock has been recorded at a fair value of $7,570 determined based on valuation obtained by an independent third party for the purposes of the Spin-Off. As of June 30, 2022 and December 31, 2021, there was an amount of $70 and $70, respectively, due from DSI, included in “Due from a related party” in the accompanying consolidated balance sheets, resulting from amounts paid or received by DSI on behalf of OceanPal up to the date of the contribution.

OceanPal Inc. Predecessors
Transactions with related parties

2.Transactions with related parties

a)Diana Wilhelmsen Management Limited, or DWM: DWM is a joint venture of the Parent that provides technical management services to the vessels through DSS and since May 24, 2021 directly. For the provision of management services, the vessels pay monthly fees which for the period from May 24, 2021 until June 30, 2021 amounted to $75,484 and are included in “Management fees to related parties” in the accompanying unaudited interim 2021 combined carve-out statement of operations and comprehensive income/(loss). In addition, the vessels pay a commercial fee, which is a percentage of the daily hire, and which for the period from May 24, 2021 to June 30, 2021 amounted to $16,174 and is included in “Voyage expenses” in the accompanying unaudited interim 2021 combined carve-out statement of operations and comprehensive income/(loss). As at June 30, 2021 and December 31, 2020, there was an amount of $1,392,146 and $1,169,637, respectively, due from DWM (Note 4(b)), included in “Due from a related party” in the accompanying combined carve-out balance sheets.
b)Diana Shipping Services S.A., or DSS: From October 8, 2019 until May 24, 2021, the fleet vessels were managed by DSS, a wholly owned subsidiary of the Parent, for a fixed monthly fee and a commission on the vessels’ gross revenues. DSS was outsourcing the management of the vessels to DWM and since May 24, 2021, provides insurance services to the vessels. During the period from January 1, 2021 to May 24, 2021 and for the six months ended June 30, 2020, management fees to DSS amounted to $302,187 and $378,000, respectively, and are included in “Management fees to related parties” in the accompanying unaudited interim combined carve-out statements of operations and comprehensive income/(loss). Similarly, commissions charged by DSS for the period from January 1, 2021 to May 24, 2021 and for the six months ended June 30, 2020 amounted to $94,672 and $93,343, respectively, and are included in “Voyage expenses”. As at June 30, 2021 and December 31, 2020, there was an amount of $22,930 and $115,280 respectively, due to DSS, separately presented in “Due to a related party” in the accompanying combined carve-out balance sheets.